Significant transactions (Details) - USD ($)					6 Months Ended
	Apr. 06, 2018	Mar. 27, 2018	Jan. 22, 2018	Jan. 20, 2017	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill					$ 39,443,000,000	$ 29,997,000,000
Ziarco Group Limited
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction					Innovative Medicines – Acquisition of Ziarco Group Limited On January 20, 2017, Novartis acquired Ziarco Group Limited, a privately held company in the United Kingdom, focused on the development of novel treatments in dermatology. This acquisition adds a once daily oral H4 receptor antagonist in development for atopic dermatitis (AD), commonly known as eczema, to complement the Novartis dermatology portfolio and pipeline. The fair value of the total purchase consideration was USD 420 million. The amount consisted of an initial cash payment of USD 325 million and the net present value of the contingent consideration of USD 95 million, due to the Ziarco shareholders, which they are eligible to receive upon achievement of specified development milestones. The purchase price allocation resulted in net identifiable assets of USD 395 million and goodwill of USD 25 million. The 2017 results of operations since the date of acquisition were not material. Innovative Medicines – Acquisition of Encore Vision, Inc. On January 20, 2017, Novartis acquired Encore Vision, Inc., a privately-held company in Fort Worth, Texas, USA, focused on the development of a novel treatment in presbyopia. The fair value of the total purchase consideration was USD 456 million. The amount consisted of an initial cash payment of USD 366 million and the net present value of the contingent consideration of USD 90 million, due to the Encore shareholders, which they are eligible to receive upon achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 389 million and goodwill of USD 67 million. The 2017 results of operations since the date of acquisition were not material.
Portion of consideration paid (received) consisting of cash and cash equivalents				$ 325,000,000
Net assets recognized as a result of business combinations				395,000,000
Implicit Novartis goodwill				25,000,000
Consideration transferred, acquisition-date fair value				420,000,000
Contingent liabilities recognised as of acquisition date				95,000,000
Encore Vision, Inc.
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction					Innovative Medicines – Acquisition of Encore Vision, Inc. On January 20, 2017, Novartis acquired Encore Vision, Inc., a privately-held company in Fort Worth, Texas, USA, focused on the development of a novel treatment in presbyopia. The fair value of the total purchase consideration was USD 456 million. The amount consisted of an initial cash payment of USD 366 million and the net present value of the contingent consideration of USD 90 million, due to the Encore shareholders, which they are eligible to receive upon achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 389 million and goodwill of USD 67 million. The 2017 results of operations since the date of acquisition were not material.
Portion of consideration paid (received) consisting of cash and cash equivalents				366,000,000
Net assets recognized as a result of business combinations				389,000,000
Implicit Novartis goodwill				67,000,000
Consideration transferred, acquisition-date fair value				456,000,000
Contingent liabilities recognised as of acquisition date				$ 90,000,000
GSK Consumer Healthcare
Disclosure of detailed information about business combination [line items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		36.50%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 13,000,000,000
Pre tax profit (loss) from divestment of business		$ 5,800,000,000
Advanced Accelerator Applications (AAA)
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction					Innovative Medicines – Acquisition of Advanced Accelerator Applications S.A. On October 30, 2017, Novartis entered into a binding memorandum of understanding with Advanced Accelerator Applications S.A., (AAA), a NASDAQ-listed company headquartered in Saint-Genis- Pouilly, France, under which Novartis agreed to commence a tender offer for 100% of the share capital of AAA subject to certain conditions. Novartis commenced the tender offer on December 7, 2017, to purchase all of the outstanding ordinary shares for a price of USD 41 per share and USD 82 per American Depositary Share (ADS), each representing two ordinary shares of AAA. The offer valued AAA’s equity at USD 3.9 billion, on a fully diluted basis. As of January 19, 2018, the expiration date of the tender offer, approximately 97% of the then outstanding fully diluted ordinary shares, including ordinary shares represented by ADSs (hereinafter collectively referred to as “the outstanding shares”), were validly tendered. On January 22, 2018, Novartis accepted and paid USD 3.9 billion for the outstanding shares tendered in the offer. On January 22, 2018, Novartis commenced a subsequent offering period that expired on January 31, 2018. As of the expiration of the subsequent offering period, an additional 1.8% of the outstanding shares were validly tendered. Novartis accepted and paid approximately USD 60 million, resulting in an increase in Novartis ownership in AAA to 98.7% The fair value of the total purchase consideration was USD 3.9 billion. The preliminary purchase price allocation resulted in net identifiable assets of approximately USD 2.0 billion, consisting of USD 2.5 billion intangible assets, USD 0.7 billion net deferred tax liabilities and USD 0.2 billion other net assets, and goodwill of approximately USD 1.9 billion. Results of operations since the date of acquisition were not material. As of June 30, 2018 Novartis held 98.8% of the then outstanding fully diluted ordinary shares, including ordinary shares represented by ADSs. AAA is a radiopharmaceutical company that develops, produces and commercializes molecular nuclear medicines, including Lutathera (lutetium (177Lu) oxodotreotide), a first-in-class RLT product for neuroendocrine tumors (NETs) and a portfolio of diagnostic products. Radiopharmaceuticals, such as Lutathera, are unique medicinal formulations containing radioisotopes, which are used clinically for both diagnosis and therapy.
Percentage of Share capital in tender offer			100.00%
Cash offer per ordinary share			$ 41
Cash offer per ADS			$ 82
Number of ordinary share per ADS			2
Value of equity			$ 3,900,000,000
Percentage of share capital tendered at the expiration of the tender offer			97.00%
Portion of consideration paid (received) consisting of cash and cash equivalents			$ 3,900,000,000
Percentage of share capital tendered at the subsequent offering period of the tender offer			1.80%
Consideration paid for share capital tendered at the subsequent offering period of the tender offer			$ 60,000,000
Total percentage of share capital tendered after the subsequent offering period of the tender offer			98.70%
Net assets recognized as a result of business combinations			$ 2,000,000,000
Implicit Novartis goodwill			$ 1,900,000,000
Proportion of ownership interest in subsidiary			98.80%
Intangible assets other than goodwill			$ 2,500,000,000
Deferred tax liability (asset)			700,000,000
Other net assets			$ 200,000,000
AveXis, Inc.
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction					Innovative Medicines – Acquisition of AveXis, Inc. On April 6, 2018, Novartis entered into an agreement and plan of merger with AveXis, Inc., a US-based Nasdaq-listed clinical stage gene therapy company, under which Novartis commenced on April 17, 2018 a tender offer to purchase all outstanding common stock of AveXis, Inc. for USD 218 per share in cash. On May 15, 2018, Novartis completed the acquisition of the common stock of AveXis, Inc. and paid a total of USD 8.7 billion. The fair value of the total purchase consideration was USD 8.7 billion. The preliminary purchase price allocation resulted in net identifiable assets of approximately USD 6.9 billion, consisting of USD 8.3 billion intangible assets, USD 1.7 billion net deferred tax liabilities and other net assets of USD 0.3 billion, and goodwill of approximately USD 1.8 billion. Results of operations since the date of acquisition were not material. AveXis, Inc. is a clinical-stage gene therapy company focused on developing and commercializing novel treatments for patients suffering from rare and life-threatening neurological genetic diseases. AveXis, Inc.’s initial product candidate, AVXS-101, is a proprietary gene therapy currently in development for the treatment of spinal muscular atrophy, or SMA Type 1, the leading genetic cause of infant mortality, and SMA Type 2 and SMA Type 3. In addition AveXis, Inc. has a pipeline of other novel treatments for rare neurological diseases, including Rett syndrome (RTT) and a genetic form of amyotrophic lateral sclerosis (ALS) caused by mutations in the superoxide dismutase 1 (SOD1) gene.
Cash offer per ordinary share	$ 218
Percentage of share capital tendered at the expiration of the tender offer	100.00%
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 8,700,000,000
Net assets recognized as a result of business combinations	6,900,000,000
Implicit Novartis goodwill	1,800,000,000
Intangible assets other than goodwill	8,300,000,000
Deferred tax liability (asset)	1,700,000,000
Other net assets	$ 300,000,000
Glaxosmithkline Consumer Healthcare Holdings Limited, Brentford, Middlesex [member] | GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction					Corporate – Divestment of 36.5% stake in GlaxoSmithKline Consumer Healthcare Holdings Ltd. On March 27, 2018, Novartis entered into an agreement with GlaxoSmithKline plc (GSK) to divest its 36.5% stake in GlaxoSmithKline Consumer Healthcare Holdings Ltd. to GSK for USD 13.0 billion in cash. As a result, Novartis discontinued the use of equity method accounting starting from April 1, 2018. On June 1, 2018, the transaction closed and Novartis realized a pre-tax gain of USD 5.8 billion, recorded in income from associated companies.